Share Capital (Details)				1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2020 USD ($) shares	Aug. 04, 2020 USD ($) $ / shares shares	Aug. 04, 2020 CAD ($) shares	Nov. 30, 2020 USD ($) $ / shares shares	Sep. 29, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Dec. 28, 2017 shares	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Nov. 15, 2020 $ / shares shares	Aug. 04, 2020 CAD ($) $ / shares shares	Jun. 22, 2020 CAD ($) $ / shares
Share Capital (Details) [Line Items]
Number of shares issued (in Shares)				170,000
Number of shares to be issued (in Shares)												40,000
Issued shares of convertible debt (in Shares)						1,149	11.5
Issued of convertible debt, per share | (per share)						$ 48.71									$ 65.25
Proceeds of convertible debt						$ 57,692									$ 75,000
Aggregate gross proceeds		$ 1,604,729												$ 2,150,000
Issuance of units (in Shares)		148,276												148,276
Issuance of units price, per share | (per share)		$ 10.82												$ 14.50
Warrant exercisable price | (per share)		$ 20.47			$ 6.85									$ 26.10
Warrant expiration term		2 years	2 years		5 years
Cash commission		$ 19,358	$ 24,682
Issued broker warrants (in Shares)		1,702	1,702
Black scholes value | $		$ 9,873
Other share issuance costs | $		$ 146,377								$ 3,133,147	$ 20,085	$ 287,236
Gross proceeds | $				$ 1,018,300	$ 12,600,000
Initial public offering, shares (in Shares)					2,100,000
Public offering, per unit (in Dollars per share) | $ / shares					$ 6.00
Value, per share (in Dollars per share) | $ / shares				$ 5.99	4.73
Valued, per warrant (in Dollars per share) | $ / shares					$ 1.27
Description of initial public offering					Share issuance costs related to the initial public offering was $2,810,274, of which $560,000 recorded in reserves relates to 40,000 common shares to be issued for services, 113,500 underwriter warrants exercisable at $6.60USD per share, with a black scholes value of $315,796, and underwriter overallotment 266,000 tradeable warrants with an exercise price of $6.85 USD with a black scholes value of $335,160.
Issuance costs | $				$ 81,464
Net proceeds shares amount | $				$ 936,836
Contractual obligations valued | $	$ 710,970
Description of private placement										the Company completed a private placement issuing 1,294,500 units at $10.00 USD per unit for gross proceeds of $12,945,500 USD. Each Unit consisting of one common share and one warrant to purchase one common share. Each warrant has an exercise price of $11.50 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the units were immediately separable upon issuance and were issued separately in the offering. The common shares using the residual value approach were valued at $10.00 USD per share and each warrant was valued at $Nil per warrant. Total share issuance costs totalled $1,707,138 which includes 64,724 broker warrants exercisable at $11.50 with a Black Scholes value of $420,508.
Transactions during the year, description										On June 23, 2020, as part of the 10% convertible debenture referred to in 14(c), the Company issued 10,897 share purchase warrants at an exercise price of $34.12 with an expiry of June 23, 2021. b.On July 28, 2020, as part of the capital raise per 17(b)(ii), the Company issued 74,138 share purchase warrants at an exercise price of $20.47 with an expiry date of July 28, 2022. c.On September 29, 2020, the Company issued 2,100,000 share purchase warrants as part of the units offered and sold in its initial public offering, which included one common share and one warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. These warrants trade on Nasdaq under the symbol STYA-W and were valued at the residual value of $1.27 per warrant for total value of $2,667,000 including in reserves. d.On December 31, 2020, the Company issued 1,294,500 share purchase warrants to the December 31, 2020 investors who participated in the private placement. Each unit consisted of one common share and one share purchase warrant. The warrant have an exercise price of $11.50 USD with an expiry date of June 29, 2024.	i)Issued 5,668 common shares in connection with exercised of agents’ options for proceeds of $247,764. ii)Issued 80,865 common shares in connection with exercise of warrants for proceeds of $4,418,377. iii)Issued 6,897 common shares in connection with purchase consideration for Signifi with the value of the shares as $346,673. iv)On August 29, 2019 the Company completed a non-brokered private placement of 51,724 units at a price of $44.29 ($58.00 CAD) per unit for gross proceeds of $2,290,916. Each unit consisted of one common share and one-half share purchase warrant. Each warrant is exercisable at a price of $68.23 ($87.00 CAD) for a period of two years. In conjunction with the placement, the Company incurred share issuance costs of $185,854. v)On December 23, 2019, the Company issued 3,324 common shares as compensation to the agents in connection to the issuance of the convertible debentures (Note 14). These shares were recorded at its market value of $118,560.
Share-based payments expense | $										$ 517,678	$ 1,123,154	$ 850,747
Stock option description										the Company issued 2,690 stock options to various employees at an exercise price of $56.86 that 2,069 expires on October 31, 2025 and 621 expires on January 1, 2023.
Number of stock option issued (in Shares)													276,500
Stock option exercise price (in Dollars per share) | $ / shares													$ 6.00
Agents options, description										The Company issued 1,702 agents’ options on the closing of the August 2020 capital raise at an exercise price of $20.47 ($26.10 CAD) per common share and these agents’ options expire on July 28, 2022, adding an additional $9,873 to reserves and share issuance costs, The Company issued 113,500 agents’ options to the underwriter of its initial public offering at an exercise price of $6.60 per common share and these agents’ options expire on September 28, 2025 including in reserves an additional $315,796 that are part of the share issuance costs. On October 21, 2020, the underwriter of the initial public offering acquired 266,000 share purchase warrants pursuant to that certain underwriting agreement at $0.01 per warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. The Company added the black scholes value to these agent warrants adding an additional $335,160 to reserves as part of the share issuance costs. The Company issued 64,724 agent’ options to the placement agency of the December 31, 2020 capital raise at an exercise price of $11.50 expiring on June 30, 2024 and using black scholes added $420,508 to reserves as part of the share issuance costs.
Warrants, description											a.On August 20, 2019 the Company granted 25,863 share purchase warrants as part of the unit of a private placement. These warrants have an expiry date of August 20, 2021 and an exercise price of $68.63 ($CAD87.00). b.On December 23, 2019 the Company granted 54,248 share purchase warrants as part of the unit of a debenture issue. These warrants have an expiry date of December 23, 2022 and an exercise price of $51.18 ($CAD65.25). c.Prior to their expiry on March 16, 2019, 80,865 share purchase options were exercised at $68.36 for total proceeds of $5,529,858. d.On March 16, 2019, 5,196 share purchase warrants from a private placement, expired at $68.36. e.On December 28, 2019, 31,724 share purchase warrants, granted from a debenture issue, expired at $76.90.
Number of share purchase warrants (in Shares)										10,897
Share purchase warrants price (in Dollars per share) | $ / shares										$ 34.12
Private placement unit, description										Each unit consisted of one common share and one-half of one common share purchase warrant.
Employee [Member]
Share Capital (Details) [Line Items]
Stock option description										On December 1, 2020, due to the termination of an employee, 414 stock options of the 621 stock options issued on January 1, 2020 were cancelled and the remaining balance of 207 vested stock options have an expire date of December 1, 2021.
Stock Options [Member]
Share Capital (Details) [Line Items]
Stock option description								In the first quarter of 2019, 2,207 stock options were granted at an exercise price of CAD$72.50 and 12,345 stock options were granted at an exercise price of CAD$79.75.	518 stock options with an exercise price of CAD$65.57 expired. In the fourth quarter of 2019, the Company issued 3,103 options to a Director with an exercise price of CAD$72.50 per option.
Agents’ Options [Member]
Share Capital (Details) [Line Items]
Transactions during the year, description											On December 23, 2019, the Company granted 5,025 agents’ options at an exercise price of $45.58 ($CAD 60.18) that expire on December 23, 2021. 5,668 agent’s options, prior to their expiry date of March 16, 2019, were exercised at $43.71 for total proceeds of $247,764. On March 16, 2019, the Company issued 810 Agents’ options expired at an average exercise price of $53.00.
Common shares [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding (in Shares)										4,663,331		269
Number of shares issued (in Shares)	85,659									4,663,331